GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 37.5%
Aerospace & Defense – 0.6%
21,785	Northrop Grumman Corp.	$ 7,528,242
12,340	Raytheon Co.	2,249,459

		9,777,701

Banks – 3.0%
176,294	Bank of America Corp.	5,408,700
216,833	BB&T Corp.	11,173,404
79,124	Commerce Bancshares, Inc.	4,813,113
27,762	Cullen/Frost Bankers, Inc.	2,635,724
111,028	JPMorgan Chase & Co.	12,879,248
35,836	M&T Bank Corp.	5,886,063
89,892	Wells Fargo & Co.	4,351,672

		47,147,924

Biotechnology – 0.2%
43,167	Gilead Sciences, Inc.	2,828,302

Capital Markets – 1.3%
163,934	Morgan Stanley	7,304,899
86,609	Northern Trust Corp.	8,487,682
47,750	Singapore Exchange Ltd. ADR	4,144,700

		19,937,281

Chemicals – 1.3%
101,003	DuPont de Nemours, Inc.	7,288,376
19,423	Ecolab, Inc.	3,918,202
45,010	Linde PLC	8,609,513

		19,816,091

Commercial Services & Supplies – 0.5%
82,448	Republic Services, Inc.	7,309,015

Communications Equipment – 1.1%
321,378	Cisco Systems, Inc.	17,804,341

Construction & Engineering – 0.6%
375,130	Vinci SA ADR	9,614,582

Diversified Telecommunication Services – 0.7%
206,885	Verizon Communications, Inc.	11,434,534

Electric Utilities – 1.0%
1,390,377	Enel SpA ADR	9,412,852
106,312	Xcel Energy, Inc.	6,337,259

		15,750,111

Electronic Equipment, Instruments & Components – 0.3%
51,989	TE Connectivity Ltd.	4,803,784

Energy Equipment & Services – 0.3%
103,751	Schlumberger Ltd.	4,146,927

Equity Real Estate Investment Trusts (REITs) – 2.7%
29,958	American Tower Corp.	6,339,712
27,802	AvalonBay Communities, Inc.	5,804,780
46,188	Camden Property Trust	4,790,157

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
68,512	Crown Castle International Corp.	$ 9,129,909
145,648	Hudson Pacific Properties, Inc.	5,141,374
162,425	Klepierre SA	5,010,292
258,977	SITE Centers Corp.	3,690,422
45,992	Ventas, Inc.	3,094,802

		43,001,448

Food Products – 0.5%
140,592	Mondelez International, Inc. Class A	7,520,266

Health Care Equipment & Supplies – 1.4%
153,918	Medtronic PLC	15,690,401
51,434	Zimmer Biomet Holdings, Inc.	6,950,276

		22,640,677

Health Care Providers & Services – 0.1%
33,088	CVS Health Corp.	1,848,627

Hotels, Restaurants & Leisure – 0.9%
53,335	Las Vegas Sands Corp.	3,223,567
51,016	McDonald’s Corp.	10,750,092

		13,973,659

Household Durables – 0.3%
109,008	D.R. Horton, Inc.	5,006,737

Household Products – 0.6%
86,200	The Procter & Gamble Co.	10,175,048

Industrial Conglomerates – 0.7%
64,821	Honeywell International, Inc.	11,179,030

Insurance – 1.5%
69,045	Arthur J. Gallagher & Co.	6,243,739
60,390	Chubb Ltd.	9,230,008
66,854	Principal Financial Group, Inc.	3,880,206
30,562	The Travelers Cos., Inc.	4,481,001

		23,834,954

IT Services – 0.3%
35,091	Fidelity National Information Services, Inc.	4,675,876

Machinery – 0.8%
43,153	Deere & Co.	7,148,294
42,467	Stanley Black & Decker, Inc.	6,267,705

		13,415,999

Media – 1.0%
302,144	Comcast Corp. Class A	13,043,556
82,206	Fox Corp. Class A	3,067,928

		16,111,484

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.5%
145,135	Rio Tinto PLC ADR	$ 8,284,306

Multi-Utilities – 1.2%
81,712	Ameren Corp.	6,184,781
108,709	CMS Energy Corp.	6,329,038
59,123	Public Service Enterprise Group, Inc.	3,378,880
25,391	Sempra Energy	3,438,703

		19,331,402

Oil, Gas & Consumable Fuels – 4.8%
184,863	Antero Midstream Corp.	1,685,950
242,195	BP PLC ADR	9,624,829
158,234	Chevron Corp.	19,480,188
552,157	Energy Transfer LP	7,940,018
60,913	Exxon Mobil Corp.	4,529,491
70,158	Marathon Petroleum Corp.	3,956,210
129,342	Plains All American Pipeline LP	3,075,753
279,422	Royal Dutch Shell PLC ADR Class A	17,572,849
318,091	The Williams Cos., Inc.	7,837,762

		75,703,050

Personal Products – 0.6%
175,582	Unilever NV	10,138,105

Pharmaceuticals – 2.6%
143,685	AstraZeneca PLC ADR	6,237,366
150,243	Johnson & Johnson	19,564,643
378,497	Pfizer, Inc.	14,700,824

		40,502,833

Road & Rail – 1.0%
30,605	Norfolk Southern Corp.	5,849,228
57,336	Union Pacific Corp.	10,317,613

		16,166,841

Semiconductors & Semiconductor Equipment – 1.2%
137,841	Intel Corp.	6,967,862
93,733	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,995,838
67,903	Texas Instruments, Inc.	8,488,554

		19,452,254

Software – 2.0%
237,605	Microsoft Corp.	32,378,433

Technology Hardware, Storage & Peripherals – 0.5%
34,979	Apple, Inc.	7,451,926

Technology – Software/Services(a)(b) – 0.0%
194,739	Aspect Software, Inc. Class B	9,737

Tobacco – 0.4%
148,912	Altria Group, Inc.	7,009,288

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.5%
72,300	American Water Works Co., Inc.	$ 8,298,594

Wireless Telecommunication Services – 0.5%
443,284	Vodafone Group PLC ADR	8,032,306

TOTAL COMMON STOCKS (Cost $499,222,881)		$ 596,513,473

Shares	Dividend Rate		Value

Preferred Stocks(c) – 0.6%
Capital Markets(d) – 0.3%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375%		$ 5,115,012

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500		1,066,321

Electric Utilities(d) – 0.0%
SCE Trust V (3M USD LIBOR + 3.790%)
12,549	5.450		307,325

Insurance(d) – 0.2%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	5.708		3,164,678

TOTAL PREFERRED STOCKS (Cost $9,038,195)			$ 9,653,336

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 44.2%
Advertising(c)(e) – 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$360,000	5.000%	08/15/27	$ 365,400

Aerospace & Defense(c) – 0.4%
Arconic, Inc.
2,950,000	5.400	04/15/21	3,049,503
TransDigm, Inc.
2,750,000	6.000	07/15/22	2,784,375
365,000	6.500	05/15/25	375,494

			6,209,372

Agriculture – 0.6%
BAT Capital Corp.(c)
10,000,000	4.390	08/15/37	9,657,900
MHP SE
330,000	7.750	05/10/24	351,417

			10,009,317

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Airlines(e) – 0.1%
Air Canada Pass Through Trust Series 2013-1, Class B
$1,732,381	5.375%	11/15/22	$ 1,772,745

Automotive – 0.7%
Adient US LLC(c)(e)
1,255,000	7.000	05/15/26	1,270,687
Delphi Technologies PLC(e)
4,100,000	5.000	10/01/25	3,597,750
Ford Motor Credit Co. LLC
2,500,000	5.875	08/02/21	2,629,500
General Motors Co.(c)
3,000,000	6.600	04/01/36	3,415,410

			10,913,347

Banks – 3.9%
Akbank Turk A/S(c)(d) (5 year USD Swap + 5.026%)
320,000	7.200	03/16/27	286,200
Banco do Brasil SA(c)(d) (10 Year CMT + 4.398%)
560,000	6.250	04/15/49	559,475
Banco Mercantil del Norte SA(c)(d)(e) (5 Year CMT + 4.967%)
680,000	6.750	09/27/49	678,300
Bank of America Corp.(c)(d) (3M USD LIBOR + 3.898%)
4,000,000	6.100	12/29/49	4,370,000
Barclays PLC(c)(d) (5 Year USD Swap + 5.022%)
3,000,000	6.625	06/29/49	2,996,250
BBVA Bancomer SA(c)(d) (5 Year CMT + 2.650%)
530,000	5.125	01/18/33	509,462
CIT Group, Inc.(c)
4,025,000	5.250	03/07/25	4,412,406
Citigroup, Inc.(c)(d) (3M USD LIBOR + 4.517%)
4,000,000	6.250	12/29/49	4,465,000
Credit Agricole SA(c)(d)(e) (5 year USD Swap + 4.697%)
2,500,000	6.625	09/29/49	2,506,250
Credit Suisse Group AG(c)(d)(e) (5 year USD Swap + 4.598%)
4,025,000	7.500	12/29/49	4,437,562
FirstRand Bank Ltd.(c)(d) (5 year USD Swap + 3.561%)
320,000	6.250	04/23/28	336,700
ING Groep NV(c)(d)
(5 year USD Swap + 4.445%)
4,275,000	6.000	12/29/49	4,301,719
(5 year USD Swap + 4.446%)
5,000,000	6.500	12/29/49	5,218,750
Intesa Sanpaolo SpA(e)
8,000,000	5.017	06/26/24	8,100,000
Itau Unibanco Holding SA(c)(d) (5 Year CMT + 3.981%)
500,000	6.125	12/12/49	507,500
JPMorgan Chase & Co.(c)(d) (3M USD LIBOR + 3.330%)
4,000,000	6.125	12/29/49	4,258,080
Royal Bank of Scotland Group PLC
2,675,000	3.875	09/12/23	2,724,407
2,975,000	6.000	12/19/23	3,211,498
Turkiye Vakiflar Bankasi TAO
200,000	6.000	11/01/22	185,938
UBS Group Funding Switzerland AG(c)(d) (5 year USD Swap + 4.590%)
6,000,000	6.875	12/29/49	6,291,780
United Bank for Africa PLC
470,000	7.750	06/08/22	502,166

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Zenith Bank PLC
$550,000	7.375%	05/30/22	$ 592,625

			61,452,068

Beverages – 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
350,000	3.375	11/01/22	342,234
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(c)
3,000,000	4.700	02/01/36	3,341,280
Anheuser-Busch InBev Worldwide, Inc.(c)
3,000,000	4.150	01/23/25	3,228,900
Central American Bottling Corp.(c)
480,000	5.750	01/31/27	499,950
Keurig Dr Pepper, Inc.(c)
2,000,000	4.057	05/25/23	2,099,220

			9,511,584

Building Materials(c) – 0.8%
BMC East LLC(e)
2,750,000	5.500	10/01/24	2,805,000
Builders FirstSource, Inc.(e)
3,482,000	5.625	09/01/24	3,612,575
1,675,000	6.750	06/01/27	1,762,938
Cemex SAB de CV
490,000	5.700	01/11/25	503,582
230,000	7.750	04/16/26	248,400
Masonite International Corp.(e)
3,000,000	5.625	03/15/23	3,084,390
Standard Industries, Inc.(e)
1,285,000	5.000	02/15/27	1,309,646

			13,326,531

Chemicals(c) – 0.6%
Ashland LLC
3,010,000	6.875	05/15/43	3,250,800
PQ Corp.(e)
3,400,000	6.750	11/15/22	3,510,500
SASOL Financing USA LLC
200,000	6.500	09/27/28	224,125
Valvoline, Inc.
1,950,000	5.500	07/15/24	2,015,812

			9,001,237

Coal(c) – 0.0%
Mongolian Mining Corp./Energy Resources LLC
330,000	9.250	04/15/24	323,400

Commercial Services – 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(c)(e)
1,750,000	5.750	07/15/27	1,767,500
Global Liman Isletmeleri(c)
510,000	8.125	11/14/21	503,944
Herc Holdings, Inc.(c)(e)
2,610,000	5.500	07/15/27	2,610,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
IHS Markit Ltd.(c)(e)
$5,675,000	4.750%	02/15/25	$ 6,105,392
Nielsen Finance LLC/Nielsen Finance Co.(c)(e)
4,000,000	5.000	04/15/22	3,990,000
Prime Security Services Borrower LLC/Prime Finance, Inc.(e)
1,750,000	5.250	04/15/24	1,782,812
Refinitiv US Holdings, Inc.(c)(e)
3,000,000	8.250	11/15/26	3,322,500
The Hertz Corp.(c)(e)
900,000	7.625	06/01/22	933,750
United Rentals North America, Inc.(c)
1,350,000	5.875	09/15/26	1,431,000

			22,446,898

Computers(c) – 1.0%
Banff Merger Sub, Inc.(e)
4,000,000	9.750	09/01/26	3,560,000
Dell International LLC/EMC Corp.(e)
5,000,000	8.100	07/15/36	6,279,200
Hewlett Packard Enterprise Co.
3,000,000	6.200	10/15/35	3,439,920
Western Digital Corp.
3,000,000	4.750	02/15/26	2,970,000

			16,249,120

Distribution & Wholesale(c)(e) – 0.1%
IAA, Inc.
750,000	5.500	06/15/27	783,750

Diversified Financial Services – 3.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(e)
1,555,000	6.625	07/15/26	1,623,031
1,620,000	9.750	07/15/27	1,690,875
Ally Financial, Inc.
4,000,000	8.000	11/01/31	5,320,000
Avolon Holdings Funding Ltd.(c)(e)
3,450,000	5.250	05/15/24	3,700,125
CoBank ACB(c)(d) (3M USD LIBOR + 4.660%)
5,350,000	6.250	12/29/49	5,744,134
Curo Group Holdings Corp.(c)(e)
5,000,000	8.250	09/01/25	4,350,000
Global Aircraft Leasing Co. Ltd.(c)(e)(f) (PIK 7.250%, Cash 6.500%)
1,750,000	6.500	09/15/24	1,739,091
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
4,000,000	6.250	02/01/22	4,110,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)(e)
2,500,000	5.875	08/01/21	2,534,375
4,000,000	5.250	03/15/22	4,105,000
Nationstar Mortgage Holdings, Inc.(c)(e)
3,050,000	8.125	07/15/23	3,156,750
Nationstar Mortgage LLC/Nationstar Capital Corp.(c)
2,675,000	6.500	07/01/21	2,668,313
Navient Corp.
5,000,000	5.875	03/25/21	5,200,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Navient Corp. – (continued)
$3,000,000	5.500%		01/25/23	$ 3,116,250
Oilflow SPV 1 DAC
630,000	12.000		01/13/22	661,248
Park Aerospace Holdings Ltd.(c)(e)
2,235,000	5.250		08/15/22	2,357,925
Quicken Loans, Inc.(c)(e)
2,000,000	5.750		05/01/25	2,068,870
Springleaf Finance Corp.
2,600,000	6.125		05/15/22	2,788,500
3,500,000	7.125		03/15/26	3,920,000
75,000	6.625	(c)	01/15/28	81,281
Unifin Financiera SAB de CV SOFOM ENR(c)
350,000	7.375		02/12/26	334,309

				61,270,077

Educational Services(c)(e) – 0.1%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC
875,000	7.125		07/31/26	895,738

Electrical – 0.6%
Calpine Corp.(c)(e)
2,000,000	6.000		01/15/22	2,012,500
3,000,000	5.875		01/15/24	3,063,750
Electricite de France SA(c)(d)(e) (10 year USD Swap + 3.709%)
2,500,000	5.250		01/29/49	2,562,500
Eskom Holdings SOC Ltd.
200,000	5.750		01/26/21	200,800
630,000	6.350	(g)	08/10/28	675,407
Listrindo Capital B.V.(c)
520,000	4.950		09/14/26	521,463
LLPL Capital Pte Ltd.
460,000	6.875		02/04/39	534,175
Minejesa Capital B.V.
260,000	4.625		08/10/30	265,200
NRG Energy, Inc.(c)
140,000	7.250		05/15/26	151,200

				9,986,995

Energy-Alternate Sources(c) – 0.1%
Greenko Dutch B.V.
690,000	5.250		07/24/24	692,803
Neerg Energy Ltd.
340,000	6.000		02/13/22	336,026

				1,028,829

Engineering & Construction – 0.1%
Aeropuertos Dominicanos Siglo XXI SA(c)
630,000	6.750		03/30/29	663,075

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction – (continued)
GMR Hyderabad International Airport Ltd.
$660,000	5.375%	04/10/24	$ 676,500

			1,339,575

Entertainment(c)(e) – 0.2%
Cedar Fair LP
650,000	5.250	07/15/29	671,125
Scientific Games International, Inc.
1,000,000	5.000	10/15/25	1,021,250
1,350,000	8.250	03/15/26	1,442,813

			3,135,188

Environmental(c)(e) – 0.2%
GFL Environmental, Inc.
1,430,000	8.500	05/01/27	1,564,063
Stericycle, Inc.
1,950,000	5.375	07/15/24	2,043,366

			3,607,429

Exploration and Production(c) – 0.0%
Compania General Combust
540,000	9.500	11/07/21	535,444

Food & Drug Retailing(c) – 0.7%
Arcor SAIC
110,000	6.000	07/06/23	108,144
B&G Foods, Inc.
4,020,000	5.250	04/01/25	4,009,950
Post Holdings, Inc.(e)
6,000,000	5.500	03/01/25	6,210,000

			10,328,094

Gas(c) – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
4,125,000	5.875	08/20/26	4,372,500

Health Care Products(c) – 0.3%
Becton Dickinson & Co.
2,000,000	2.894	06/06/22	2,017,880
3,375,000	3.363	06/06/24	3,486,780

			5,504,660

Healthcare Providers & Services – 2.2%
Catalent Pharma Solutions, Inc.(c)(e)
420,000	5.000	07/15/27	431,550
CHS/Community Health Systems, Inc.(c)
3,000,000	6.250	03/31/23	2,876,250
DaVita, Inc.(c)
8,000,000	5.000	05/01/25	7,840,000
HCA, Inc.
3,000,000	4.750	05/01/23	3,202,500
12,000,000	5.000	03/15/24	13,020,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
HCA, Inc. – (continued)
$250,000	5.875	%(c)	02/15/26	$ 278,125
Tenet Healthcare Corp.
5,600,000	8.125		04/01/22	5,978,000
2,000,000	6.250	(c)(e)	02/01/27	2,070,000

				35,696,425

Holding Companies-Diversified(c) – 0.0%
KOC Holding A/S
700,000	6.500		03/11/25	709,188

Home Builders – 0.2%
PulteGroup, Inc.
3,000,000	7.875		06/15/32	3,592,500

Household Products(c) – 0.2%
Spectrum Brands, Inc.
3,500,000	6.625		11/15/22	3,574,375

Housewares(c) – 0.0%
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950		03/14/26	535,300

Insurance – 0.3%
Fidelity & Guaranty Life Holdings, Inc.(c)(e)
2,850,000	5.500		05/01/25	2,985,375
Fortune Star BVI Ltd.(c)
340,000	5.250		03/23/22	337,769
HUB International Ltd.(c)(e)
1,010,000	7.000		05/01/26	1,025,150
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	107,583

				4,455,877

Internet – 1.0%
21Vianet Group, Inc.
400,000	7.875		10/15/21	407,153
Getty Images, Inc.(c)(e)
250,000	9.750		03/01/27	260,625
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)(e)
1,305,000	5.250		12/01/27	1,358,831
GrubHub Holdings, Inc.(c)(e)
1,650,000	5.500		07/01/27	1,693,313
Netflix, Inc.
3,000,000	5.875		02/15/25	3,270,000
Symantec Corp.(c)(e)
4,000,000	5.000		04/15/25	4,067,852
VeriSign, Inc.(c)
4,000,000	5.250		04/01/25	4,320,000

				15,377,774

Iron/Steel – 0.2%
ABJA Investment Co. Pte Ltd.
650,000	5.950		07/31/24	682,906
Cleveland-Cliffs, Inc.(c)
1,038,000	5.750		03/01/25	1,061,355
Usiminas International S.a.r.l.(c)(e)
340,000	5.875		07/18/26	344,913

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Vale Overseas Ltd.
	$300,000	6.250%		08/10/26	$ 339,675

					2,428,849

Lodging – 0.5%
MGM Resorts International
	8,000,000	6.750		10/01/20	8,350,000

Media – 5.1%
Altice Financing SA(c)
	6,000,000	6.625	(e)	02/15/23	6,150,000
	200,000	7.500		05/15/26	209,000
Altice Finco SA(c)(e)
	2,000,000	8.125		01/15/24	2,065,000
CCO Holdings LLC/CCO Holdings Capital Corp.(c)(e)
	3,000,000	5.875		05/01/27	3,150,000
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
	12,000,000	6.384		10/23/35	14,124,120
Clear Channel Worldwide Holdings, Inc.(c)
	4,000,000	6.500		11/15/22	4,080,000
	450,000	9.250	(e)	02/15/24	488,250
CSC Holdings LLC
	985,000	5.250		06/01/24	1,026,863
	5,450,000	5.500	(c)(e)	05/15/26	5,681,625
Diamond Sports Group LLC/Diamond Sports Finance Co.(c)(e)
	1,590,000	5.375		08/15/26	1,619,813
	3,345,000	6.625		08/15/27	3,420,262
DISH DBS Corp.
	6,300,000	5.875		07/15/22	6,394,500
Entercom Media Corp.(c)(e)
	2,300,000	7.250		11/01/24	2,400,625
	3,050,000	6.500		05/01/27	3,213,937
Gray Television, Inc.(c)(e)
	2,125,000	7.000		05/15/27	2,316,250
Meredith Corp.(c)
	10,000	6.875		02/01/26	10,575
Nexstar Escrow, Inc.(c)(e)
	1,500,000	5.625		07/15/27	1,552,500
Scripps Escrow, Inc.(c)(e)
	1,050,000	5.875		07/15/27	1,060,500
Sirius XM Radio, Inc.(c)(e)
	1,085,000	4.625		07/15/24	1,112,125
UPCB Finance IV Ltd.(c)(e)
	8,000,000	5.375		01/15/25	8,200,000
Videotron Ltd.(c)(e)
	5,125,000	5.375		06/15/24	5,464,531
Virgin Media Secured Finance PLC(c)
GBP	4,000,000	4.875		01/15/27	5,014,855

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Ziggo Bond Co. B.V.(c)(e)
$3,000,000	5.875%		01/15/25	$ 3,078,750

				81,834,081

Mining – 0.8%
First Quantum Minerals Ltd.(c)(e)
4,000,000	7.250		04/01/23	3,962,500
FMG Resources August 2006 Pty Ltd.(c)(e)
2,725,000	4.750		05/15/22	2,776,094
Freeport-McMoRan, Inc.(c)
2,000,000	5.400		11/14/34	1,935,000
Glencore Finance Canada Ltd.(e)
3,000,000	5.550		10/25/42	3,122,760
Vedanta Resources Finance II PLC(c)(e)
200,000	9.250		04/23/26	206,500

				12,002,854

Miscellaneous Manufacturing – 0.1%
General Electric Co.
2,000,000	6.000		08/07/19	2,000,780

Oil Field Services – 2.5%
Antero Resources Corp.(c)
6,500,000	5.125		12/01/22	6,175,000
Chesapeake Energy Corp.
3,000,000	8.000	(c)	01/15/25	2,527,500
2,000,000	5.500		09/15/26	1,401,420
DNO ASA(c)(e)
500,000	8.375		05/29/24	509,400
Ensign Drilling, Inc.(c)(e)
1,400,000	9.250		04/15/24	1,365,000
Geopark Ltd.(c)
330,000	6.500		09/21/24	342,788
Gulfport Energy Corp.(c)
3,200,000	6.375		01/15/26	2,424,000
Kosmos Energy Ltd.(c)
500,000	7.125		04/04/26	504,375
Laredo Petroleum, Inc.(c)
4,000,000	5.625		01/15/22	3,700,000
Matador Resources Co.(c)
3,000,000	5.875		09/15/26	2,955,000
MEG Energy Corp.(c)(e)
3,000,000	6.375		01/30/23	2,857,500
Nexen, Inc.
5,000	6.400		05/15/37	6,659
50,000	7.500		07/30/39	75,875
Nine Energy Service, Inc.(c)(e)
1,450,000	8.750		11/01/23	1,410,125
Noble Holding International Ltd.(c)
840,000	7.750		01/15/24	659,400
1,975,000	7.875	(e)	02/01/26	1,691,094
Petrobras Global Finance B.V.(h)
500,000	6.850		06/05/15	545,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos Mexicanos
	$240,000	6.375%	02/04/21	$ 247,680
EUR	220,000	2.500	08/21/21	245,671
Range Resources Corp.(c)
	$4,000,000	5.875	07/01/22	3,710,000
Sunoco LP/Sunoco Finance Corp.(c)
	545,000	5.500	02/15/26	565,438
Tecpetrol SA(c)
	700,000	4.875	12/12/22	678,125
Transocean Sentry Ltd.(c)(e)
	850,000	5.375	05/15/23	851,062
Transocean, Inc.(c)(e)
	3,000,000	9.000	07/15/23	3,146,250
Tullow Oil PLC(c)
	330,000	7.000	03/01/25	332,063
Whiting Petroleum Corp.
	1,000,000	1.250	04/01/20	973,150

				39,899,575

Packaging(c)(e) – 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	6,000,000	6.000	02/15/25	6,195,000
	650,000	5.250	08/15/27	646,750
Berry Global, Inc.
	2,000,000	5.625	07/15/27	2,097,500
LABL Escrow Issuer LLC
	1,750,000	6.750	07/15/26	1,785,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
	190,000	7.000	07/15/24	196,412
Sealed Air Corp.
	2,000,000	5.250	04/01/23	2,122,500
Trivium Packaging Finance BV
	1,075,000	5.500	08/15/26	1,108,594
	1,300,000	8.500	08/15/27	1,371,500

				15,523,256

Pharmaceuticals(c) – 0.8%
Bausch Health Cos., Inc.(e)
	1,126,000	5.875	05/15/23	1,138,667
	4,000,000	9.000	12/15/25	4,470,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(e)
	6,545,000	6.000	07/15/23	4,188,800
Mylan NV
	3,000,000	3.950	06/15/26	3,061,950
Vizient, Inc.(e)
	580,000	6.250	05/15/27	616,250

				13,475,667

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 2.8%
Buckeye Partners LP(c)
	$240,000	4.125%		12/01/27	$ 213,439
DCP Midstream Operating LP(e)
	4,000,000	6.750		09/15/37	4,240,000
Energy Transfer Operating LP
	4,000,000	4.250	(c)	03/15/23	4,165,860
	2,985,000	6.625		10/15/36	3,522,748
Enterprise Products Operating LLC(c)(d) (3M USD LIBOR + 2.778%)
	1,000,000	5.298		06/01/67	925,530
Genesis Energy LP/Genesis Energy Finance Corp.(c)
	3,500,000	6.000		05/15/23	3,517,500
Kinder Morgan Energy Partners LP
	7,000,000	7.300		08/15/33	9,322,950
NGPL PipeCo LLC(c)(e)
	1,315,000	4.375		08/15/22	1,367,600
Plains All American Pipeline LP/PAA Finance Corp.(c)
	3,000,000	3.600		11/01/24	3,057,540
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	5,000,000	5.125		02/01/25	5,143,750
The Williams Cos., Inc.
	7,000,000	7.500		01/15/31	9,054,822

					44,531,739

Real Estate Investment Trust – 2.8%
American Tower Corp.
	2,250,000	5.000		02/15/24	2,470,702
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(c)(e)
	600,000	5.750		05/15/26	621,781
Country Garden Holdings Co. Ltd.(c)
	650,000	6.500		04/08/24	682,500
Crown Castle International Corp.
	2,250,000	5.250		01/15/23	2,438,514
Equinix, Inc.(c)
	3,000,000	5.375		04/01/23	3,060,000
	8,000,000	5.750		01/01/25	8,270,000
Growthpoint Properties International Pty Ltd.
	470,000	5.872		05/02/23	496,878
IRSA Propiedades Comerciales SA(c)
	540,000	8.750		03/23/23	521,100
Kaisa Group Holdings Ltd.
	320,000	11.750		02/26/21	334,400
MPT Operating Partnership LP/MPT Finance Corp.(c)
	4,000,000	6.375		03/01/24	4,196,520
	3,000,000	5.000		10/15/27	3,108,930
NE Property B.V.(c)
EUR	470,000	1.750		11/23/24	520,289
Realogy Group LLC/Realogy Co-Issuer Corp.(c)(e)
	$350,000	4.875		06/01/23	295,750
	1,950,000	9.375		04/01/27	1,684,313
SBA Communications Corp.(c)
	15,016,000	4.875		07/15/22	15,166,160

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Scenery Journey Ltd.(c)
$310,000	13.000%		11/06/22	$ 325,500

				44,193,337

Retailing – 0.6%
1011778 BC ULC/New Red Finance, Inc.(c)(e)
3,000,000	5.000		10/15/25	3,063,750
Eurotorg LLC Via Bonitron DAC
410,000	8.750		10/30/22	433,062
IRB Holding Corp.(c)(e)
1,010,000	6.750		02/15/26	1,012,525
JC Penney Corp., Inc.
850,000	8.625	(c)(e)	03/15/25	425,000
6,000,000	7.400	(i)	04/01/37	1,440,000
L Brands, Inc.
3,000,000	6.875		11/01/35	2,670,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.(c)
550,000	5.500		06/01/24	561,000

				9,605,337

Semiconductors – 0.8%
Amkor Technology, Inc.(c)(e)
850,000	6.625		09/15/27	885,062
Broadcom Corp./Broadcom Cayman Finance Ltd.
2,000,000	2.375		01/15/20	1,997,500
Broadcom, Inc.(c)(e)
4,000,000	3.625		10/15/24	4,012,520
Microchip Technology, Inc.
2,000,000	3.922		06/01/21	2,036,160
NXP B.V./NXP Funding LLC(e)
3,000,000	4.125		06/01/21	3,068,250

				11,999,492

Software(c) – 0.4%
First Data Corp.(e)
3,000,000	5.750		01/15/24	3,082,500
Nuance Communications, Inc.
3,000,000	5.625		12/15/26	3,165,000

				6,247,500

Telecommunication Services – 5.1%
Altice France SA(c)(e)
5,000,000	7.375		05/01/26	5,275,000
AT&T, Inc.(c)
3,000,000	5.250		03/01/37	3,400,320
CenturyLink, Inc.
5,000,000	6.450		06/15/21	5,243,750
CommScope, Inc.(c)(e)
1,100,000	6.000		03/01/26	1,112,375
250,000	8.250		03/01/27	246,563
Digicel Group One Ltd.(c)(e)
1,955,000	8.250		12/30/22	1,178,132
Digicel Group Two Ltd.(c)(e)
1,845,000	8.250		09/30/22	349,397

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Frontier Communications Corp.(c)
$6,000,000	11.000%		09/15/25	$ 3,480,000
1,250,000	8.500	(e)	04/01/26	1,220,312
Intelsat Jackson Holdings SA(c)(e)
4,800,000	8.000		02/15/24	4,986,000
3,000,000	8.500		10/15/24	3,015,000
MTN Mauritius Investments Ltd.
620,000	6.500		10/13/26	680,574
Nokia of America Corp.
3,000,000	6.450		03/15/29	3,037,500
Qwest Corp.
4,780,000	6.750		12/01/21	5,115,824
SoftBank Group Corp.(c)
4,350,000	6.125		04/20/25	4,703,481
Sprint Corp.
10,039,000	7.875		09/15/23	11,180,936
T-Mobile USA, Inc.(c)
3,000,000	4.000		04/15/22	3,045,000
6,000,000	6.500		01/15/26	6,382,500
Telecom Argentina SA(c)
340,000	6.500		06/15/21	339,469
310,000	8.000	(e)	07/18/26	314,069
Telecom Italia Capital SA
4,000,000	7.721		06/04/38	4,625,000
Telecom Italia SpA(e)
5,000,000	5.303		05/30/24	5,281,250
Verizon Communications, Inc.
3,000,000	5.250		03/16/37	3,607,680
Wind Tre SpA(c)(e)
4,010,000	5.000		01/20/26	3,994,962

				81,815,094

Transportation(c) – 0.1%
Mexico City Airport Trust
520,000	5.500		10/31/46	516,360
Rumo Luxembourg S.a.r.l.
240,000	5.875		01/18/25	254,850

				771,210

TOTAL CORPORATE OBLIGATIONS (Cost $688,337,923)				$ 702,989,508

Mortgage-Backed Obligations(d) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Interest Only(j) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(k) (1 Year CMT + 2.912%)
$2,576	0.000%		08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X(k) (1 year CMT + 2.999%)
7,750	0.000		07/25/33	—

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(d) – (continued)
Interest Only(j) – (continued)
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(d) (6M USD LIBOR + 3.592%)
	$17,641	0.123%	08/25/33	$ 88
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(d) (6M USD LIBOR + 3.176%)
	2,715	0.320	07/25/33	29

				117

Sequential Floating Rate – 0.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1 (1M LIBOR + 0.300%)
	79,039	3.004	08/25/35	76,878
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1 (1M LIBOR + 0.520%)
	53,434	2.924	01/25/36	53,060
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M LIBOR + 0.190%)
	252,282	2.594	07/25/47	236,388

				366,326

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $215,183)				$ 366,443

Foreign Debt Obligations – 0.3%
Sovereign – 0.3%
Ecuador Government International Bond
	$290,000	10.750%	03/28/22	$ 320,450
	330,000	7.950	06/20/24	341,138
Republic of Angola
	300,000	9.500	11/12/25	346,875
Republic of Egypt
EUR	590,000	4.750	04/11/25	682,317
Republic of Ghana
	$630,000	7.875	08/07/23	689,062
Republic of Nigeria
	690,000	6.500	11/28/27	707,034
Republic of Sri Lanka(e)
	630,000	6.350	06/28/24	636,300
Republic of Turkey
	760,000	6.125	10/24/28	734,350
Ukraine Government Bond
	680,000	7.750	09/01/23	726,920

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $4,922,196)				$ 5,184,446

Bank Loans(l) – 8.7%
Aerospace(d) – 0.3%
TransDigm, Inc. (3M LIBOR + 2.500%)
	$4,293,933	4.830%	06/09/23	$ 4,269,114

Automotive(d) – 0.0%
Adient US LLC (3M LIBOR + 4.250%)
	395,000	6.852	05/06/24	379,200

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(l) – (continued)
Chemicals(d) – 0.3%
Momentive Performance Materials, Inc. (3M LIBOR + 3.250%)
$2,150,000	5.590%	05/15/24	$ 2,137,917
Starfruit Finco B.V. (1M LIBOR + 3.250%)
2,992,500	5.610	10/01/25	2,937,647

			5,075,564

Diversified Financial Services(d) – 0.1%
Fortress Investment Group LLC (1M LIBOR + 2.000%)
1,819,382	4.234	12/27/22	1,825,295

Entertainment(d) – 0.2%
AMC Entertainment Holdings, Inc. (6M LIBOR + 3.000%)
2,842,875	5.230	04/22/26	2,844,893

Environmental(d) – 0.1%
Advanced Disposal Services, Inc. (1 Week LIBOR + 2.250%)
1,983,827	4.599	11/10/23	1,987,061

Food & Beverages(d) – 0.4%
Shearer’s Foods, Inc. (1M LIBOR + 4.250%)
2,441,427	7.617	06/30/21	2,435,323
US Foods, Inc. (1M LIBOR + 2.000%)
4,085,063	4.234	06/27/23	4,077,751

			6,513,074

Food & Drug Retailers(m) – 0.1%
Albertsons LLC
1,994,987	0.000	11/17/25	1,996,763

Health Care - Services(d) – 0.6%
Change Healthcare Holdings LLC (1M LIBOR + 2.500%)
1,657,320	4.734	03/01/24	1,652,912
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,928,826	5.080	06/07/23	1,870,961
Sotera Health Holdings LLC (1M LIBOR + 3.000%)
1,989,822	5.234	05/15/22	1,967,436
U.S. Renal Care, Inc. (1M LIBOR + 5.000%)
2,200,000	7.250	06/26/26	2,151,424
Verscend Holding Corp. (1M LIBOR + 4.500%)
1,389,500	6.734	08/27/25	1,395,141

			9,037,874

Home Construction(d) – 0.1%
Brookfield Residential Properties, Inc. (1M LIBOR + 2.250%)
2,037,890	4.484	08/28/23	1,976,753

Insurance(d) – 0.1%
USI, Inc. (3M LIBOR + 3.000%)
994,937	5.330	05/16/24	980,222

Media - Broadcasting & Radio(d) – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
1,990,000	6.750	02/19/26	1,983,533

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(l) – (continued)
Media - Cable(d) – 0.3%
CSC Holdings LLC
(1M LIBOR + 2.250%)
$1,715,971	4.575%	07/17/25	$ 1,709,536
(1M LIBOR + 2.500%)
3,801,875	4.825	01/25/26	3,797,123

			5,506,659

Metals & Mining(d) – 0.3%
Aleris International, Inc. (1M LIBOR + 4.750%)
3,960,000	6.984	02/27/23	3,965,940

Noncaptive - Financial(d) – 0.2%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 1.750%)
3,405,389	4.022	01/15/25	3,412,302

Packaging(d) – 0.2%
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
2,977,099	4.984	02/05/23	2,975,074

Pharmaceuticals(d) – 0.6%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	9.984	09/26/25	4,415,000
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
4,674,099	5.379	06/02/25	4,689,290

			9,104,290

Restaurants(d) – 0.3%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 2.250%)
4,246,071	4.484	02/16/24	4,245,010

Retailers(d) – 0.1%
Staples, Inc. (1M LIBOR + 5.000%)
1,600,000	7.332	04/16/26	1,559,008

Services Cyclical - Business Services(d) – 0.7%
EVO Payments International LLC (1M LIBOR + 3.250%)
2,977,387	5.490	12/22/23	2,979,858
Global Payments, Inc. (1M LIBOR + 1.750%)
1,987,980	3.984	04/21/23	1,986,986
Sabre GLBL, Inc. (1M LIBOR + 2.000%)
3,651,783	4.234	02/22/24	3,659,889
Travelport Finance S.a.r.l. (3M LIBOR + 5.000%)
3,100,000	7.541	05/29/26	3,009,418

			11,636,151

Services Cyclical - Consumer Services(d) – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
3,706,667	5.234	08/04/22	3,712,635

Technology - Software/Services(d) – 2.6%
Ancestry.com Operations, Inc. (1M LIBOR + 3.250%)
5,154,250	5.490	10/19/23	5,141,364
Avast Software B.V. (3M LIBOR + 2.250%)
789,253	4.580	09/30/23	791,100

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(l) – (continued)
Technology - Software/Services(d) – (continued)
BMC Software Finance, Inc. (3M LIBOR + 4.250%)
$4,986,746	6.580%	10/02/25	$ 4,792,911
Ceridian HCM Holding, Inc. (1M LIBOR + 3.000%)
2,977,500	5.234	04/30/25	2,994,263
DigiCert, Inc. (1M LIBOR + 4.000%)
1,985,000	6.234	10/31/24	1,985,754
Financial & Risk US Holdings, Inc. (1M LIBOR + 3.750%)
4,129,250	5.984	10/01/25	4,124,832
Infor (US), Inc. (3M LIBOR + 2.750%)
4,132,451	5.080	02/01/22	4,131,708
Ion Trading Technologies S.a.r.l. (3M LIBOR + 4.000%)
2,000,000	6.651	11/21/24	1,931,000
MA FinanceCo. LLC (1M LIBOR + 2.250%)
5,302,166	4.484	11/19/21	5,288,911
SS&C Technologies Holdings Europe S.a.r.l. (1M LIBOR + 2.250%)
1,375,701	4.484	04/16/25	1,374,848
SS&C Technologies, Inc. (1M LIBOR + 2.250%)
2,020,603	4.484	04/16/25	2,019,350
The Dun & Bradstreet Corp. (1M LIBOR + 5.000%)
3,100,000	7.241	02/06/26	3,118,414
The Ultimate Software Group, Inc. (3M LIBOR + 3.750%)
1,650,000	6.080	05/04/26	1,662,111
TIBCO Software, Inc. (1M LIBOR + 4.000%)
1,989,795	6.390	06/30/26	1,991,666

			41,348,232

Telecommunication Services(d) – 0.2%
Level 3 Financing, Inc. (1M LIBOR + 2.250%)
3,000,000	4.484	02/22/24	3,001,260

Trading Companies & Distributors(d) – 0.1%
Core & Main LP (2M LIBOR + 2.750%)
1,989,899	5.178	08/01/24	1,987,412

Wireless Telecommunications(d) – 0.2%
Intelsat Jackson Holdings SA (1M LIBOR + 3.750%)
3,000,000	5.991	11/27/23	3,006,420

Wirelines Telecommunications(d) – 0.3%
Consolidated Communications, Inc. (1M LIBOR + 3.000%)
4,899,939	5.240	10/04/23	4,565,714

TOTAL BANK LOANS (Cost $138,913,279)			$ 138,895,453

U.S. Treasury Obligation – 0.1%
United States Treasury Note
$1,730,000	1.875%	12/15/20	$ 1,727,702
(Cost $1,727,351)

Shares	Dividend Rate		Value

Investment Companies(n) – 5.4%
Goldman Sachs Emerging Markets Equity Fund - Class R6 Shares
2,489	0.000%		$ 52,708

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Dividend Rate		Value

Investment Companies(n) – (continued)
Goldman Sachs Financial Square Government Fund - Class R6
7,106,525	2.272%		$ 7,106,525
Goldman Sachs Financial Square Government Fund - Institutional Shares
50,779,172	2.272		50,779,172
Goldman Sachs High Yield Fund - Class R6
8,217	5.777		52,838
Goldman Sachs Local Emerging Markets Debt Fund - Class R6 Shares
4,535,183	4.793		27,437,857

TOTAL INVESTMENT COMPANIES (Cost $83,936,341)			$ 85,429,100

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,426,313,349)			$1,540,759,461

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(e)(k) – 1.0%
Commercial Paper – 1.0%
AT&T, Inc.
$7,950,000	0.000%	12/10/19	$ 7,876,075
Entergy Corp.
4,000,000	0.000	10/11/19	3,978,960
Marriott International, Inc.
1,000,000	0.000	09/04/19	997,565
VW Credit, Inc.
1,750,000	0.000	12/06/19	1,734,164
1,750,000	0.000	03/30/20	1,719,205

TOTAL SHORT-TERM INVESTMENTS (Cost $16,300,704)			$ 16,305,969

TOTAL INVESTMENTS — 97.8% (Cost $1,442,614,053)			$1,557,065,430

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value

Reverse Repurchase Agreements(o) – (0.2)%
Nomura Reverse Repurchase Agreement
$(2,958,750)	0.001%	01/28/20	$ (2,958,750)
(Cost $(2,958,750))

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%			38,360,282

NET ASSETS — 100.0%			$1,592,466,962

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Security is currently in default and/or non-income producing.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2019.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Pay-in-kind securities.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $675,407, which represents approximately 0.0% of the Fund’s net assets as of July 31, 2019.

(h)	Actual maturity date is June 5, 2115.

(i)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2019.

(j)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London- Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(n)	Represents an affiliated issuer/fund.

(o)	Reverse repurchase agreements are entered on a rolling day-to-day basis with no final maturity; both parties to the agreement have the right to terminate the contract on any date.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,427,070	EUR	1,264,242	09/25/19	$21,177
	USD	4,515,495	GBP	3,577,443	09/30/19	151,838

Total						$173,015

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	221	09/20/19	$32,954,415	$967,582
Ultra Long U.S. Treasury Bonds	333	09/19/19	59,128,312	2,217,394
Ultra 10 Year U.S. Treasury Notes	141	09/19/19	19,435,969	365,138
2 Year U.S. Treasury Notes	83	09/30/19	17,795,719	53,001
10 Year U.S. Treasury Notes	137	09/19/19	17,456,797	288,524
U.S. Long Bonds	23	09/19/19	3,578,656	72,461

Total				$3,964,100

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(2)	09/19/19	(275,687)	(3,129)
5 Year U.S. Treasury Notes	(253)	09/30/19	(29,741,336)	(72,454)
U.S. Long Bonds	(144)	09/19/19	(22,405,500)	(361,230)

Total				$(436,813)

TOTAL FUTURES CONTRACTS				$3,527,287

SWAP CONTRACTS — At July 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.750%(b)	6M EURO(c)	09/18/26	EUR	160	$(12,084)	$(8,797)	$(3,287)
0.500(b)	6M EURO(c)	09/18/24		830	(39,314)	(29,119)	(10,195)
3.000(c)	3M LIBOR(d)	09/18/26		$17,830	(1,357,102)	(1,320,240)	(36,862)
3.250(c)	3M LIBOR(d)	09/18/39		1,480	(275,195)	(254,406)	(20,789)
1.750(c)	3M LIBOR(d)	09/18/21		2,630	6,498	1,658	4,840
1.750(c)	3M LIBOR(d)	09/18/22		3,750	6,790	604	6,186
3M LIBOR(d)	3.000%(c)	09/18/29		197,950	19,167,875	17,655,250	1,512,625
3M LIBOR(d)	2.000(c)	09/18/24		171,010	1,710,681	1,638,858	71,823

TOTAL					$19,208,149	$17,683,808	$1,524,341

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2019.
(b)	Payments made annually.
(c)	Payments made semi-annually.
(d)	Payments made quarterly.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

MSCBCSSB Index(c)	0.200%	MS & Co. Int. PLC	09/10/19	$32,411	$(412,808)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(c)	The components are shown below.

A basket (MSCBCSSB) of equity index options

Description	Strike Price	Expiration Date	Contracts	Value	Weight

Call - S&P 500 Index	$ 2,890	05/31/2019	4,353	$(44,405)	10.76%
Put - S&P 500 Index	2,985	05/31/2019	1,267	(44,405)	10.76
Put - S&P 500 Index	2,875	05/24/2019	845	(19,442)	4.71
Call - S&P 500 Index	2,970	05/24/2019	2,415	(19,442)	4.71
Put - S&P 500 Index	2,940	05/17/2019	675	(19,439)	4.71
Call - S&P 500 Index	2,850	05/17/2019	2,124	(19,439)	4.71
Put - S&P 500 Index	2,830	05/03/2019	1,150	(19,385)	4.69
Call - S&P 500 Index	2,840	05/10/2019	775,400	(19,385)	4.69
Put - S&P 500 Index	2,925	05/03/2019	2,891	(19,370)	4.69
Call - S&P 500 Index	2,930	05/10/2019	32,283	(19,370)	4.69
Call - Euro Stoxx 50 Index	3,200	05/17/2019	617	(17,129)	4.15
Put - S&P 500 Index	2,730	05/31/2019	1,328	(17,129)	4.15
Put - S&P 500 Index	2,870	06/28/2019	455	(17,006)	4.12
Call - Euro Stoxx 50 Index	3,325	06/21/2019	934	(17,006)	4.12
Put - S&P 500 Index	3,010	06/28/2019	1,343	(16,917)	4.10
Call - Euro Stoxx 50 Index	3,500	06/21/2019	2,867	(16,917)	4.10
Call - Euro Stoxx 50 Index	3,375	05/17/2019	929	(16,537)	4.01
Put - S&P 500 Index	2,895	05/31/2019	360	(16,537)	4.01
Put - Euro Stoxx 50 Index	3,350	05/10/2019	249	(4,232)	1.02
Call - Euro Stoxx 50 Index	3,450	05/10/2019	378	(4,232)	1.02
Put - Euro Stoxx 50 Index	3,400	05/17/2019	277	(4,204)	1.02
Call - Euro Stoxx 50 Index	3,500	05/17/2019	1,501	(4,204)	1.02
Put - Euro Stoxx 50 Index	3,400	05/24/2019	87	(4,193)	1.02
Call - Euro Stoxx 50 Index	3,500	05/24/2019	791	(4,193)	1.02
Put - Euro Stoxx 50 Index	3,375	05/03/2019	195	(4,145)	1.00
Call - Euro Stoxx 50 Index	3,475	05/03/2019	20,725	(4,145)	1.00

PURCHASED OPTIONS CONTRACTS — At July 31, 2019, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
STOX Indices	Citibank NA	$3,556.740	08/16/2019	(8,035)	$ (8,035)	$(38,038)	$(101,958)	$63,920
SPX Index	UBS AG (London)	3,000.420	08/16/2019	(21,293)	(21,293)	(463,481)	(505,779)	42,298

Total Over-the-Counter Options on Equities				(29,328)	$ (29,328)	$(501,519)	$(607,737)	$106,218

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SPX Index	— S&P 500 Index
STOX Indices	— Euro Stoxx 50 Indices

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Air Freight & Logistics – 1.0%
47,175	FedEx Corp.	$ 8,044,753

Banks – 0.4%
98,990	Bank OZK	3,027,114

Building Products – 1.1%
85,985	A.O. Smith Corp.	3,908,018
18,300	Lennox International, Inc.	4,693,584

		8,601,602

Capital Markets – 5.3%
42,260	Ameriprise Financial, Inc.	6,149,253
17,805	BlackRock, Inc.	8,327,042
29,737	Evercore, Inc. Class A	2,568,385
17,195	FactSet Research Systems, Inc.	4,768,173
36,695	Moody’s Corp.	7,865,206
85,230	SEI Investments Co.	5,078,856
64,089	T. Rowe Price Group, Inc.	7,267,052

		42,023,967

Chemicals – 2.0%
31,645	Ecolab, Inc.	6,383,746
6,480	NewMarket Corp.	2,732,033
13,427	The Sherwin-Williams Co.	6,888,588

		16,004,367

Commercial Services & Supplies – 0.5%
127,635	Rollins, Inc.	4,279,601

Consumer Finance – 0.9%
83,789	Discover Financial Services	7,519,225

Electric Utilities – 1.1%
43,170	NextEra Energy, Inc.	8,943,529

Electrical Equipment – 0.8%
40,555	Rockwell Automation, Inc.	6,520,433

Electronic Equipment, Instruments & Components – 2.9%
72,660	Amphenol Corp. Class A	6,780,631
197,110	Corning, Inc.	6,061,133
84,882	National Instruments Corp.	3,544,672
73,533	TE Connectivity Ltd.	6,794,449

		23,180,885

Energy Equipment & Services – 0.5%
230,900	USA Compression Partners LP	4,082,312

Entertainment – 2.4%
130,390	The Walt Disney Co.	18,647,074

Equity Real Estate Investment Trusts (REITs) – 2.6%
48,090	Digital Realty Trust, Inc.	5,499,572
32,965	Equity LifeStyle Properties, Inc.	4,095,901
40,950	Extra Space Storage, Inc.	4,602,371

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
25,035	Public Storage	$ 6,077,497

		20,275,341

Food & Staples Retailing – 3.4%
23,560	Casey’s General Stores, Inc.	3,814,600
31,515	Costco Wholesale Corp.	8,686,479
287,285	The Kroger Co.	6,078,951
146,455	Walgreens Boots Alliance, Inc.	7,980,333

		26,560,363

Food Products – 1.7%
165,270	Hormel Foods Corp.	6,774,417
43,630	Ingredion, Inc.	3,372,163
15,995	J&J Snack Foods Corp.	2,972,511

		13,119,091

Health Care Equipment & Supplies – 4.0%
73,655	Danaher Corp.	10,348,528
109,445	Medtronic PLC	11,156,823
48,650	Stryker Corp.	10,205,797

		31,711,148

Health Care Providers & Services – 7.3%
85,310	AmerisourceBergen Corp.	7,434,766
132,305	Cardinal Health, Inc.	6,050,308
12,045	Chemed Corp.	4,882,922
181,436	CVS Health Corp.	10,136,829
58,895	McKesson Corp.	8,183,460
65,435	Quest Diagnostics, Inc.	6,679,605
54,111	The Ensign Group, Inc.	3,260,729
44,665	UnitedHealth Group, Inc.	11,122,032

		57,750,651

Hotels, Restaurants & Leisure – 2.1%
47,660	Brinker International, Inc.	1,899,251
15,790	Cracker Barrel Old Country Store, Inc.	2,742,881
42,718	Darden Restaurants, Inc.	5,192,800
60,405	Yum! Brands, Inc.	6,796,771

		16,631,703

Independent Power and Renewable Electricity Producers – 0.3%
43,200	NextEra Energy Partners LP	2,101,248

Industrial Conglomerates – 1.1%
52,125	3M Co.	9,107,280

Insurance – 4.5%
81,365	American Equity Investment Life Holding Co.	2,099,217
45,484	American Financial Group, Inc.	4,656,652
39,600	Aon PLC	7,494,300
98,455	Principal Financial Group, Inc.	5,714,328
73,740	Prudential Financial, Inc.	7,470,599

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
30,755	Reinsurance Group of America, Inc.	$ 4,795,320
26,070	The Hanover Insurance Group, Inc.	3,381,540

		35,611,956

IT Services – 8.4%
44,917	Accenture PLC Class A	8,650,116
48,830	Automatic Data Processing, Inc.	8,131,172
42,877	Broadridge Financial Solutions, Inc.	5,450,524
58,145	Fidelity National Information Services, Inc.	7,747,821
61,125	International Business Machines Corp.	9,061,170
34,595	Jack Henry & Associates, Inc.	4,832,921
32,465	Mastercard, Inc. Class A	8,839,246
219,455	The Western Union Co.	4,608,555
51,050	Visa, Inc. Class A	9,086,900

		66,408,425

Leisure Products – 1.1%
46,400	Hasbro, Inc.	5,621,824
36,159	Polaris Industries, Inc.	3,423,172

		9,044,996

Machinery – 0.5%
78,785	Donaldson Co., Inc.	3,935,311

Media – 5.5%
259,449	CBS Corp. Class B	13,364,218
418,220	Comcast Corp. Class A	18,054,557
1	Fox Corp. Class A	37
152,980	Omnicom Group, Inc.	12,272,056

		43,690,868

Metals & Mining – 0.4%
33,113	Reliance Steel & Aluminum Co.	3,309,644

Multi-Utilities – 1.6%
103,841	CMS Energy Corp.	6,045,623
82,350	WEC Energy Group, Inc.	7,037,631

		13,083,254

Oil, Gas & Consumable Fuels – 15.1%
116,500	Alliance Resource Partners LP	2,042,245
199,811	Antero Midstream Corp.	1,822,276
96,000	BP Midstream Partners LP	1,537,920
133,500	Cheniere Energy Partners LP	6,022,185
60,000	DCP Midstream LP	1,772,400
239,000	Enable Midstream Partners LP	3,329,270
1,041,800	Energy Transfer LP	14,981,084
123,000	EnLink Midstream LLC	1,180,800
520,400	Enterprise Products Partners LP	15,669,244

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
42,500	EQM Midstream Partners LP	$ 1,636,675
272,877	Hess Midstream Partners LP	5,501,201
97,861	Holly Energy Partners LP	2,849,712
198,000	Magellan Midstream Partners LP	13,095,720
404,100	MPLX LP	11,860,335
51,817	Noble Midstream Partners LP	1,605,809
83,000	ONEOK, Inc.	5,816,640
102,500	Phillips 66 Partners LP	5,356,650
193,300	Tallgrass Energy LP	3,705,561
108,076	Targa Resources Corp.	4,205,237
33,500	TC Energy Corp.	1,640,160
282,000	The Williams Cos., Inc.	6,948,480
76,530	Viper Energy Partners LP	2,468,858
160,707	Western Midstream Partners LP	4,339,089

		119,387,551

Personal Products – 1.3%
49,131	Nu Skin Enterprises, Inc. Class A	1,964,257
43,920	The Estee Lauder Cos., Inc. Class A	8,089,625

		10,053,882

Pharmaceuticals – 0.6%
87,615	Perrigo Co. PLC	4,732,086

Professional Services – 0.4%
26,910	Insperity, Inc.	2,861,878

Semiconductors & Semiconductor Equipment – 5.3%
65,675	Analog Devices, Inc.	7,714,185
165,605	Applied Materials, Inc.	8,175,919
50,920	KLA Corp.	6,941,414
25,991	Power Integrations, Inc.	2,367,000
111,585	QUALCOMM, Inc.	8,163,559
71,355	Texas Instruments, Inc.	8,920,089

		42,282,166

Software – 1.1%
65,580	Microsoft Corp.	8,936,587

Specialty Retail – 2.7%
43,359	Aaron’s, Inc.	2,733,785
79,210	Best Buy Co., Inc.	6,061,941
210,695	The Gap, Inc.	4,108,553
38,910	The Home Depot, Inc.	8,314,678

		21,218,957

Technology Hardware, Storage & Peripherals – 0.9%
335,530	HP, Inc.	7,059,551

Textiles, Apparel & Luxury Goods – 3.1%
36,830	Columbia Sportswear Co.	3,903,243
1	Kontoor Brands, Inc.*	29
93,205	NIKE, Inc. Class B	8,018,426
25,145	Oxford Industries, Inc.	1,840,363
37,450	Ralph Lauren Corp.	3,903,414

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
75,053	VF Corp.	$ 6,558,882

		24,224,357

Trading Companies & Distributors – 2.4%
198,240	Fastenal Co.	6,105,792
41,158	MSC Industrial Direct Co., Inc. Class A	2,924,276
22,174	W.W. Grainger, Inc.	6,453,299
23,179	Watsco, Inc.	3,769,369

		19,252,736

TOTAL COMMON STOCKS (Cost $662,138,210)		$763,225,892

Shares	Dividend Rate	Value

Investment Companies(a) – 2.6%

Goldman Sachs Financial Square Government Fund - Class R6
20,038,434	2.272%	$ 20,038,434

Goldman Sachs Financial Square Government Fund - Institutional Shares
131,880	2.272	131,880

TOTAL INVESTMENT COMPANIES (Cost $20,170,314)		$ 20,170,314

TOTAL INVESTMENTS — 98.9% (Cost $682,308,524)		$783,396,206

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		8,788,484

NET ASSETS — 100.0%		$792,184,690

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer/fund.

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	177	09/20/19	$26,393,355	$ 361,091

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default, swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2019:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,140,538	$—	$—
Europe	117,250,901	5,010,292	—
North America	466,102,005	—	9,737
Preferred Stock	—	9,653,336	—
Fixed Income
Corporate Obligations	—	702,989,508	—
Mortgage-Backed Obligations	—	366,443	—
Foreign Debt Obligations	—	5,184,446	—
Bank Loans	—	138,895,453	—
U.S. Treasury Obligations	1,727,702	—	—
Investment Companies	85,429,100	—	—
Short-term Investments	—	16,305,969	—

Total	$678,650,246	$878,405,447	$9,737

Liabilities
Reverse Repurchase Agreements	$—	$(2,958,750)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$173,015	$—
Futures Contracts	3,964,100	—	—
Interest Rate Swap Contracts	—	1,595,474	—

Total	$3,964,100	$1,768,489	$—

Liabilities
Futures Contracts(b)	$(436,813)	$—	$—
Interest Rate Swap Contracts(b)	—	(71,133)	—
Total Return Swap Contracts(b)	—	(412,808)	—
Written Option Contracts	—	(501,519)	—

Total	$(436,813)	$(985,460)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$38,827,774	$—	$—
North America	724,398,118	—	—
Investment Companies	20,170,314	—	—

Total	$783,396,206	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$361,091	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund have taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.